Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Additions	$ 45
Usage	(56)
Reversals	(18)
Ending balance	331
Current		$ 33		$ 66
Non-current		298		$ 305
Total other provisions	331	331	$ 371
AROs
Reconciliation of changes in other provisions [abstract]
Additions	21
Usage	(4)
Reversals	(17)
Ending balance	199
Current		16
Non-current		183
Total other provisions	199	199	199
Other
Reconciliation of changes in other provisions [abstract]
Additions	24
Usage	(52)
Reversals	(1)
Ending balance	132
Current		17
Non-current		115
Total other provisions	132	132	$ 172
Adoption of IFRS 16
Reconciliation of changes in other provisions [abstract]
Ending balance	(11)
Total other provisions	(11)	(11)
Adoption of IFRS 16 | AROs
Reconciliation of changes in other provisions [abstract]
Ending balance	0
Total other provisions	0	0
Adoption of IFRS 16 | Other
Reconciliation of changes in other provisions [abstract]
Ending balance	(11)
Total other provisions	$ (11)	$ (11)